NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
PRIMEGEN US, INC. [Member]
NotesPayableLineItem [Line Items]
NOTES PAYABLE

8. NOTES PAYABLE

Convertible Note Fong July 2023

Effective July 31, 2023, the Company entered into a Drawdown Senior Convertible Promissory Note (“Convertible Note”) for financing up to $2,500,000, of which $1,250,000 was funded in 2023 and an additional $750,000 was funded in 2024. The outstanding principal had interest at a rate of 8% per annum on a simple basis. The outstanding principal and accrued interest on the Convertible Note was due two years from the effective date, in July 2025. The Convertible Note was guaranteed by Stem Med Scientific, Inc., which is wholly owned by the Chairman of the Company’s Board of Directors.

On October 2, 2024, the entire outstanding principal of the Convertible Note of $2,000,000 and accrued interest of $144,308 was converted into shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 per share. There were no balances outstanding relating to the Convertible Note as of December 31, 2025 or 2024.

Promissory Note Beshay July 2023

On July 31, 2023, the Company entered into a Convertible Promissory Note Financing Agreement under which the Company issued a Senior Convertible Promissory Note (the “Beshay Convertible Note”) for financing up to $500,000, of which $250,000 was drawn down May 20, 2024 and the remaining $250,000 was drawn down August 26, 2024. The outstanding principal had interest at a rate of 8% per annum on a simple basis. The outstanding principal and accrued interest on the Beshay Convertible Note was due two years from the initial closing date, in July 2025. The note was guaranteed by Stem Med Scientific Inc., a related party.

On October 2, 2024, the entire outstanding principal of the Beshay Convertible Note of $500,000 and accrued interest of $6,778 was converted into shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 per share. There were no balances outstanding relating to the Beshay Convertible Note as of December 31, 2025 or 2024.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Other Convertible Notes

On various dates during the year ended December 31, 2024, the Company issued convertible notes with substantially the same terms as the Convertible Note above. Total issuances of these notes was $610,000.

On October 2, 2024, the entire outstanding principal of these other convertible notes of $610,000 and accrued interest of $13,351 was converted into shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 per share. There were no balances outstanding relating to these convertible notes as of December 31, 2025 or 2024.